Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2021
Long-lived assets
Long-lived assets

Note 7 – Property, Equipment and Software, Net

Property, equipment and software, net, consisted of the following as of:

	December 31,	December 31,
(in thousands)	2021	2020
Construction in process	$39,116	$10,437
Charging equipment	8,611	3,042
Charging station equipment	42,799	27,010
Charging station installation costs	63,932	41,862
Software	5,295	96
Office equipment and vehicles	846	361
	160,599	82,808
Less accumulated depreciation and amortization	(27,317)	(11,542)
Total property, equipment and software, net	$133,282	$71,266

Depreciation and amortization expense consisted of the following for the periods presented:

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
(in thousands)	2021	2020	2020
Cost of sales
Depreciation of property and equipment	$15,956	$11,670	$498
Amortization of capital-build liability	(3,970)	(2,439)	(200)
General and administrative expenses
Depreciation of property and equipment	136	72	3
Amortization of software	148	—	—
	$12,270	$9,303	$301